STATEMENT OF INVESTMENTS
BNY Mellon Small Cap Value Fund

June 30, 2022 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 97.2%
Banks - 16.2%
Banner	35,084		1,972,071
Capstar Financial Holdings	10,016		196,514
Central Pacific Financial	62,416		1,338,823
Columbia Banking System	70,170		2,010,370
CVB Financial	61,277		1,520,282
Essent Group	62,225		2,420,552
First Bancorp	28,017		977,793
First Hawaiian	35,374		803,344
First Interstate BancSystem, Cl. A	61,012		2,325,167
Heritage Commerce	136,570		1,459,933
Heritage Financial	39,316		989,191
National Bank Holdings, Cl. A	27,662		1,058,625
Seacoast Banking Corp. of Florida	61,624		2,036,057
Silvergate Capital, Cl. A	1,350	[a]	72,266
SouthState	16,908		1,304,452
Texas Capital Bancshares	27,194	[a]	1,431,492
UMB Financial	15,783		1,358,916
United Community Bank	70,022		2,113,964
Webster Financial	54,788		2,309,314
			27,699,126
Capital Goods - 15.4%
Aerojet Rocketdyne Holdings	46,754	[a]	1,898,212
BWX Technologies	37,261		2,052,708
Dycom Industries	25,134	[a]	2,338,467
EMCOR Group	15,778		1,624,503
EnerSys	24,440		1,440,982
Flowserve	27,228		779,538
Fluor	131,615	[a]	3,203,509
GrafTech International	167,650		1,185,285
Granite Construction	60,433	[b]	1,761,018
Hyster-Yale Materials Handling	2,925		94,244
Matrix Service	15,308	[a]	77,458
MDU Resources Group	54,215		1,463,263
Mercury Systems	31,888	[a]	2,051,355
MSC Industrial Direct, Cl. A	24,709		1,855,893
Spirit AeroSystems Holdings, Cl. A	66,775		1,956,507
The AZEK Company	38,463	[a]	643,871
The Gorman-Rupp Company	3,048		86,258
The Greenbrier Companies	23,369		841,050

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.2% (continued)
Capital Goods - 15.4% (continued)
Titan Machinery	3,580	[a]	80,228
Wabash National	61,434		834,274
			26,268,623
Commercial & Professional Services - 4.2%
Huron Consulting Group	19,135	[a]	1,243,584
KBR	96,485		4,668,909
Korn Ferry	21,804		1,265,068
			7,177,561
Consumer Durables & Apparel - 2.8%
Capri Holdings	26,996	[a]	1,107,106
GoPro, Cl. A	95,603	[a]	528,685
Helen of Troy	5,497	[a,b]	892,768
Meritage Homes	27,429	[a]	1,988,602
Oxford Industries	1,089		96,638
Skechers USA, CI. A	5,019	[a]	178,576
			4,792,375
Diversified Financials - 3.7%
Cohen & Steers	12,265		779,931
Federated Hermes	88,854		2,824,669
LPL Financial Holdings	10,673		1,968,955
PROG Holdings	25,118	[a]	414,447
WisdomTree Investments	80,232		406,776
			6,394,778
Energy - 6.7%
ChampionX	57,718		1,145,702
Chesapeake Energy	33,887	[b]	2,748,236
CNX Resources	74,202	[a]	1,221,365
Comstock Resources	63,772	[a]	770,366
Helix Energy Solutions Group	343,173	[a]	1,063,836
Liberty Energy	84,639	[a]	1,079,994
PBF Energy, Cl. A	40,922	[a]	1,187,556
Viper Energy Partners	82,073		2,189,708
			11,406,763
Food & Staples Retailing - .9%
The Chefs' Warehouse	40,234	[a]	1,564,700
Food, Beverage & Tobacco - 1.0%
Fresh Del Monte Produce	58,591		1,730,192
Health Care Equipment & Services - 7.4%
Acadia Healthcare	47,580	[a]	3,217,835
Embecta	45,357	[a]	1,148,439
Encompass Health	24,937		1,397,719
Enovis	17,904	[a]	984,720
Evolent Health, Cl. A	86,499	[a,b]	2,656,384
ModivCare	8,209	[a]	693,661

Description	Shares		Value ($)
Common Stocks - 97.2% (continued)
Health Care Equipment & Services - 7.4% (continued)
NuVasive	29,097	[a]	1,430,409
Omnicell	10,658	[a]	1,212,347
			12,741,514
Insurance - 1.2%
Selective Insurance Group	23,200		2,017,008
Materials - 6.3%
Alamos Gold, Cl. A	187,889		1,318,981
Carpenter Technology	68,319		1,906,783
Hecla Mining	301,922		1,183,534
Largo	65,194	[a,b]	444,623
Materion	20,646		1,522,230
MP Materials	34,289	[a]	1,099,991
Royal Gold	8,005		854,774
Schnitzer Steel Industries, Cl. A	26,350		865,334
Tronox Holdings, Cl. A	98,361		1,652,465
			10,848,715
Media & Entertainment - 4.7%
Genius Sports	30,990	[a]	69,728
Gray Television	88,277		1,490,999
John Wiley & Sons, Cl. A	28,126		1,343,298
Lions Gate Entertainment, Cl. A	96,356	[a,b]	897,074
Lions Gate Entertainment, Cl. B	117,369	[a]	1,036,368
Magnite	126,758	[a]	1,125,611
TEGNA	62,669		1,314,169
Ziff Davis	10,351	[a]	771,460
			8,048,707
Real Estate - 7.7%
Agree Realty	28,306	[c]	2,041,712
Douglas Elliman	98,855		473,515
EPR Properties	21,231	[c]	996,371
Equity Commonwealth	36,904	[a,c]	1,015,967
Highwoods Properties	22,443	[c]	767,326
Newmark Group, Cl. A	19,313		186,757
Pebblebrook Hotel Trust	49,135	[c]	814,167
Physicians Realty Trust	127,341	[c]	2,222,100
Potlatchdeltic	34,281	[c]	1,514,877
Rayonier	37,282	[c]	1,393,601
Retail Opportunity Investments	40,524	[c]	639,469
Ryman Hospitality Properties	2,265	[a,c]	172,208
STAG Industrial	30,093	[c]	929,272
			13,167,342
Retailing - 4.2%
Bed Bath & Beyond	12,516	[a,b]	62,205
Designer Brands, Cl. A	66,651		870,462

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.2% (continued)
Retailing - 4.2% (continued)
Funko, Cl. A	80,769	[a]	1,802,764
National Vision Holdings	28,723	[a]	789,882
Ollie's Bargain Outlet Holdings	43,088	[a]	2,531,420
Urban Outfitters	57,172	[a]	1,066,830
			7,123,563
Semiconductors & Semiconductor Equipment - .5%
Diodes	10,842	[a]	700,068
MaxLinear	4,717	[a]	160,284
			860,352
Software & Services - 5.3%
A10 Networks	99,389		1,429,214
Cognyte Software	26,774	[a]	113,790
CSG Systems International	35,215		2,101,631
Edgio	156,698	[a]	361,972
Progress Software	48,992		2,219,338
Verint Systems	30,415	[a]	1,288,075
WM Technology	147,354	[a,b]	484,795
Zuora, Cl. A	115,369	[a]	1,032,553
			9,031,368
Technology Hardware & Equipment - 2.6%
ADTRAN	65,528		1,148,706
Belden	9,064		482,839
Extreme Networks	120,893	[a]	1,078,366
Lumentum Holdings	14,229	[a]	1,130,067
NETGEAR	32,876	[a]	608,864
			4,448,842
Transportation - .2%
SkyWest	16,600	[a]	352,750
Utilities - 6.2%
Avista	42,873		1,865,404
Chesapeake Utilities	13,542		1,754,366
NorthWestern	29,249	[b]	1,723,644
PNM Resources	38,023		1,816,739
Portland General Electric	42,629		2,060,260
Southwest Gas Holdings	15,307		1,332,934
			10,553,347
Total Common Stocks (cost $150,966,227)			166,227,626

Exchange-Traded Funds - .5%
Registered Investment Companies - .5%
iShares Russell 2000 Value ETF (cost $945,256)	6,034		821,529

	1-Day Yield (%)
Investment Companies - 2.2%
Registered Investment Companies - 2.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $3,737,146)	1.48	3,737,146	[d]	3,737,146

Investment of Cash Collateral for Securities Loaned - .4%
Registered Investment Companies - .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $720,532)	1.48	720,532	[d]	720,532
Total Investments (cost $156,369,161)		100.3%		171,506,833
Liabilities, Less Cash and Receivables		(.3%)		(575,804)
Net Assets		100.0%		170,931,029

ETF—Exchange-Traded Fund

a Non-income producing security.

b Security, or portion thereof, on loan. At June 30, 2022, the value of the fund’s securities on loan was $4,380,019 and the value of the collateral was $4,577,232, consisting of cash collateral of $720,532 and U.S. Government & Agency securities valued at $3,856,700. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Small Cap Value Fund

June 30, 2022 (Unaudited)

The following is a summary of the inputs used as of June 30, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	166,227,626	-	-	166,227,626
Exchange-Traded Funds	821,529	-	-	821,529
Investment Companies	4,457,678	-	-	4,457,678

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At June 30, 2022, accumulated net unrealized appreciation on investments was $15,137,672, consisting of $30,460,640 gross unrealized appreciation and $15,322,968 gross unrealized depreciation.

At June 30, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.